CAPITAL RAISE (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	May 14, 2018	Apr. 23, 2018	Dec. 31, 2018	Dec. 31, 2017	Apr. 18, 2018
Schedule of Capitalization, Equity [Line Items]
Common stock, par value (in dollars per share)			$ 2.50	$ 2.50	$ 2.50
Common stock shares issued (in shares)	186,000	2,310,000
Underwriting discounts and commissions	$ 1,148
Common stock offering expenses, excluding underwriting discounts and commissions	385
Offering proceeds after deducting underwriting discounts, commissions, and total expenses	$ 18,435		$ 18,435	$ 0
Maximum [Member]
Schedule of Capitalization, Equity [Line Items]
Common stock, aggregate offering price					$ 23,000